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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-08659


                            The Henssler Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                             1281 Kennestone Circle
                               Marietta, GA 30066
--------------------------------------------------------------------------------
        (Address of principal executive offices)           (Zip code)


                        CITCO-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code 1-800-963-3863

Date of fiscal year end:     04/30/2004

Date of reporting period:    10/31/2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SEMI-ANNUAL REPORT

December 1, 2003

Dear Fellow Shareholders:

Thank you for investing in The Henssler Equity Fund ("The Fund"). The Fund's cumulative return year to date through October 31, 2003, was up 21.79% versus an increase of 21.21% for the Standard & Poor's 500 Index (S&P 500). Since inception on June 10, 1998, The Fund has returned 4.62% versus an increase of 0.37% for the S&P 500 on an annualized basis.

The Fund continues to perform well among its peers. For the five-year period through October 31, 2003, Morningstar ranked The Fund as a Large Cap Blend Fund, and stated that The Fund finished in the top six percent (6%) of Large Cap Blend funds for that period. The ranking compares performance among funds with the same investment objectives. There were seven hundred fifty seven (757) funds classified as Large Cap Blend funds. Of course, we caution investors that past performance is no guarantee of future results.

Our economy and nation is as solid as a rock and should continue to be. Our investment strategy remains intact. We will continue to buy only the strongest companies around. During the malaise, we were comfortable with the composition of our portfolio as we are today.

Our long-term investment strategy continues to focus on the over weighting of our positions in Technology, Health Care, and Financial sectors. We are currently slightly under-weighted in Technology, and over-weighted in both financials and health care. Since the last report we have initiated new positions in technology and health care. We initiated new positions in Affiliated Computer Services (ACS) in Technology and C.R. Bard Inc (CBR) and Pfizer in Healthcare.

With the addition of new high quality stocks, we also eliminated several positions. During the past six months we eliminated several positions including Alltel Corp and Parker-Hannifin. We are confident that our decisions enhanced the quality of The Henssler Equity Fund and will contribute to the Fund's performance as the market and the economy recovers.

December 1, 2003
Page Two

Finally, let us assure you that our firm has not been involved in any market timing activities by outside firms and that no one in our firm has been involved in "after hours" trading. During the past six months we were contacted on three separate occasions by outside firms that wanted to invest in The Fund that utilized a market timing strategy. We determined not to let them invest in the Fund, as we did not believe it would be in the best interests of all shareholders. After all, just like you, the owners of Henssler Asset Management, the adviser to The Henssler Equity Fund, continue to have a large part of their own personal portfolio invested in The Fund.

If you would like to obtain periodic information regarding The Fund, we encourage you to visit our website at www.henssler.com. You can review The Henssler Equity Fund link as often as you like. Each quarter through our website, we provide details on our top 10 holdings, industry allocation, and other statistics. We also provide on our website media appearance information and links to articles in which the Fund's management team has been quoted.

On behalf of our board of directors and management team, we thank you for the trust and confidence you have shown by using The Henssler Equity Fund as your investment vehicle.

Yours very truly,

Gene W. Henssler, Ph.D.        Theodore L. Parrish       James L. Brookover, CFA
Co-Manager                     Co-Manager                Co-Manager

This report is intended for The Fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS                             OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                    ----------     ------------
COMMON STOCK -- 97.91%

   MATERIALS  -- 4.16%

     BUILDING AND CONSTRUCTION PRODUCTS
     Vulcan Materials Co.                               53,235     $  2,358,843
                                                                   ------------

     CHEMICAL - DIVERSIFIED
     E.I. du Pont de Nemours & Co.                      26,500        1,070,600
                                                                   ------------

     CHEMICAL - SPECIALITY
     Ecolab, Inc.                                       17,300          465,197
                                                                   ------------
        TOTAL MATERIALS                                               3,894,640
                                                                   ------------

   INDUSTRIALS  -- 9.32%

     AUTO-MEDIUM & HEAVY DUTY TRUCKS
     PACCAR, Inc.                                       35,462        2,800,080
                                                                   ------------

     DIVERSIFIED MANUFACTURING
     General Electric Co.                               58,335        1,692,298
     Illinois Tool Works Inc.                           29,000        2,132,950
                                                                   ------------
                                                                      3,825,248
                                                                   ------------
     INDEX ETF
     Industrial Select Sector SPDR Fund                 84,500        2,099,825
                                                                   ------------
        TOTAL INDUSTRIALS                                             8,725,153
                                                                   ------------

   CONSUMER DISCRETIONARY  -- 8.57%

     BUILDING-RESIDENTIAL/COMMERCIAL
     Lennar Corp.                                       24,500        2,250,325
     Lennar Corp. Class B                                1,850          160,673
                                                                   ------------
                                                                      2,410,998
                                                                   ------------
     HOME FURNISHINGS
     Leggett & Platt, Inc.                              45,000          940,050
                                                                   ------------

     MULTIMEDIA
     Walt Disney Co.                                    62,000        1,403,680
                                                                   ------------

     RETAIL-MAJOR DEPARTMENT STORES
     Target Corp.                                       82,170        3,265,436
                                                                   ------------
        TOTAL CONSUMER DISCRETIONARY                                  8,020,164
                                                                   ------------

   CONSUMER STAPLES  -- 12.69%

     BEVERAGES-NON-ALCOHOLIC
     Pepsico, Inc.                                      84,975        4,063,505
                                                                   ------------

     BREWERY
     Anheuser-Busch Companies, Inc.                     36,270        1,786,660
                                                                   ------------

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS                             OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                    ----------     ------------

     COSMETICS & TOILETRIES
     Kimberly-Clark Corp.                               44,335     $  2,341,331
                                                                   ------------

     FOOD-WHOLESALE/DISTRIBUTION
     Sysco Corp.                                        72,950        2,455,497
                                                                   ------------

     RETAIL-DRUG STORES
     Walgreen Co.                                       35,270        1,228,101
                                                                   ------------
        TOTAL CONSUMER STAPLES                                       11,875,094
                                                                   ------------

   ENERGY  -- 5.63%

     OIL COMPANY-INTEGRATED
     BP PLC ADR                                         42,400        1,796,912
     Exxon/Mobil Corp.                                  65,014        2,378,212
     Royal Dutch Petroleum Co. GDR                      24,580        1,090,860
                                                                   ------------
        TOTAL ENERGY                                                  5,265,984
                                                                   ------------

   FINANCIALS  -- 21.79%

     COMMERCIAL BANKS-CENTRAL US
     TCF Financial Corp.                                36,500        1,904,570
                                                                   ------------

     COMMERCIAL BANKS-SOUTHERN US
     Southtrust Corp.                                  106,600        3,395,210
                                                                   ------------

     FINANCE-CREDIT CARD
     MBNA Corp.                                        135,263        3,347,759
                                                                   ------------

     FINANCE-MORTGAGE LOAN/BANKER
     Federal National Mortgage Association              41,230        2,955,779
                                                                   ------------

     INSURANCE-MULTI-LINE
     American International Group, Inc.                 50,509        3,072,463
                                                                   ------------

     INVESTMENT MANAGEMENT/ADVISORY SERVICES
     Goldman Sachs Group, Inc.                          20,600        1,934,340
     T. Rowe Price Group, Inc.                          36,000        1,481,400
                                                                   ------------
                                                                      3,415,740
                                                                   ------------
     MONEY CENTER BANKS
     Bank of America Corp.                              30,400        2,302,192
                                                                   ------------
        TOTAL FINANCIALS                                             20,393,713
                                                                   ------------

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS                             OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                    ----------     ------------
   HEALTHCARE  -- 18.57%

     MEDICAL INSTRUMENTS
     Medtronic, Inc.                                    26,100     $  1,189,377
                                                                   ------------

     MEDICAL PRODUCTS
     C.R. Bard, Inc.                                    17,700        1,416,885
     Johnson & Johnson                                  37,970        1,911,030
                                                                   ------------
                                                                      3,327,915
                                                                   ------------
     MEDICAL- DRUGS
     Bristol-Myers Squibb Co.                           73,415        1,862,539
     Eli Lilly & Co.                                    31,200        2,078,544
     Mylan Laboratories                                186,375        4,500,956
     Pfizer, Inc.                                       36,000        1,137,600
                                                                   ------------
                                                                      9,579,639
                                                                   ------------
     MEDICAL- OUTPATIENT CARE
     Lincare Holdings, Inc.*                            37,400        1,456,356
                                                                   ------------

     MEDICAL-WHOLESALE DRUG DISTRIBUTION
     Cardinal Health, Inc.                              30,850        1,830,639
                                                                   ------------
        TOTAL HEALTHCARE                                             17,383,926
                                                                   ------------

   INFORMATION TECHNOLOGY  -- 17.18%

     COMPUTER SERVICES
     Affiliated Computer Services, Inc.*                20,000          978,600
     Sungard Data Systems, Inc.*                        91,500        2,566,575
                                                                   ------------
                                                                      3,545,175
                                                                   ------------
     COMPUTER SOFTWARE
     Microsoft Corp.                                    59,000        1,542,850
                                                                   ------------

     COMPUTER-MICRO
     Dell Computer Corp.*                               34,200        1,235,304
     International Business Machines Corp.              26,600        2,380,168
                                                                   ------------
                                                                      3,615,472
                                                                   ------------
     DATA PROCESSING/MANAGEMENT
     Automatic Data Processing, Inc.                    49,000        1,849,260
                                                                   ------------

     ELECTRONIC COMPONENTS-SEMICONDUCTORS
     Applied Materials, Inc.*                           85,700        2,002,809
     Intel Corp.                                        59,440        1,964,492
     Texas Instruments, Inc.                            53,900        1,558,788
                                                                   ------------
                                                                      5,526,089
                                                                   ------------
        TOTAL INFORMATION TECHNOLOGY                                 16,078,846
                                                                   ------------


     TOTAL COMMON STOCK (COST $77,137,567)                           91,637,520
                                                                   ------------

                                                                     Principal
SHORT-TERM INVESTMENTS -- 2.32%                                        Amount
                                                                   ------------
     Fifth Third Bank Institutional
        Money Market Fund (COST $2,172,209)          2,172,209        2,172,209
                                                                   ------------

     TOTAL INVESTMENTS (COST $79,309,776+) -- 100.23%                93,809,729
     LIABILITIES IN EXCESS OF OTHER ASSET, NET -- (0.23)%              (213,597)
                                                                   ------------
     NET ASSETS -- 100%                                            $ 93,596,132
                                                                   ============

* Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt

+ Cost for federal income tax purposes is $79,736,694 and net unrealized appreciation consists of:

          Gross unrealized appreciation:                 $ 15,611,898
          Gross unrealized depreciation:                   (1,538,863)
                                                         ------------
            Net unrealized appreciation:                 $ 14,073,035
                                                         ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE HENSSLER EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                 OCTOBER 31, 2003
--------------------------------------------------------------------------------

ASSETS:
     Investments, at market (identified cost $79,309,776)          $ 93,809,729
     Receivables:
          Fund shares sold                                              526,821
          Dividends and interest                                         55,424
                                                                   ------------
                Total assets                                         94,391,974
                                                                   ------------

LIABILITIES:
    Payables:
          Securities Purchased                                          659,768
          Operating service fees due to advisor                          53,822
          Advisory fees due to advisor                                   37,453
          Accrued expenses                                                  483
          Fund shares redeemed                                           44,316
                                                                   ------------
                Total liabilities                                       795,842
                                                                   ------------

NET ASSETS                                                         $ 93,596,132
                                                                   ============

NET ASSETS CONSIST OF:
    Common stock                                                   $        741
    Additional capital paid - in                                     83,894,013
    Undistributed net investment income                                 273,684
    Accumulated net realized losses on investments                   (5,072,259)
    Net unrealized appreciation of investments                       14,499,953
                                                                   ------------

Net Assets, for 7,410,216 shares outstanding                       $ 93,596,132
                                                                   ============

Net Asset Value, offering and redemption price per share           $      12.63
                                                                   ============

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

THE HENSSLER EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED OCTOBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest                                                       $      7,166
    Dividends (Net of foreign tax withheld of $5,839)                   607,911
                                                                   ------------
         Total investment income                                        615,077
                                                                   ------------

EXPENSES:
    Investment advisory fees                                            208,412
    Administration fees                                                 291,776
    Directors' fees                                                      12,236
                                                                   ------------
         Total expenses                                                 512,424
                                                                   ------------

    Net investment income                                               102,653
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                   (586,071)
    Net change in unrealized appreciation on investments             12,933,870
                                                                   ------------
    Net gain on investments                                          12,347,799
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 12,450,452
                                                                   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

THE HENSSLER EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            FOR THE SIX MONTH
                                                               PERIOD ENDED
                                                             OCTOBER 31, 2003      YEAR ENDED
                                                               (UNAUDITED)       APRIL 30, 2003
                                                               ------------       ------------
Operations:
     Net investment income                                     $    102,653       $    224,349
     Net realized loss on investments                              (586,071)        (3,675,887)
     Net change in unrealized appreciation on investments        12,933,870         (1,032,751)
                                                               ------------       ------------
Net increase (decrease) in net assets
  resulting from operations                                      12,450,452         (4,484,289)
                                                               ------------       ------------

Distributions to shareholders from:
     Net investment income                                               --            (54,361)
     Net realized gains                                                  --                 --
                                                               ------------       ------------
                                                                         --            (54,361)
                                                               ------------       ------------

Capital Share Transactions:
     Proceeds from shares sold                                   13,984,226         53,564,040
     Proceeds from shares issued to holders in
       reinvestment of dividends                                         --             52,696
     Cost of shares redeemed                                     (6,617,491)       (14,658,872)
                                                               ------------       ------------
Increase in net assets from Fund share transactions               7,366,735         38,957,864
                                                               ------------       ------------

Increase in net assets                                           19,817,187         34,419,214

NET ASSETS:
     Beginning of year                                           73,778,945         39,359,731
                                                               ------------       ------------
     End of year (including undistributed accumulated
       net investment income of $273,684 and $171,031,
       respectively)                                           $ 93,596,132       $ 73,778,945
                                                               ============       ============

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

THE HENSSLER EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
The tables below sets forth financial data for one share of capital stock outstanding throughout each period presented

                                           FOR THE SIX MONTH   FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                              PERIOD ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                            OCTOBER 31, 2003   APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,
                                               (UNAUDITED)       2003          2002          2001          2000          1999*
                                              ----------      ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $    10.85      $    12.43    $    13.12    $    13.29    $    11.74    $    10.00
                                              ----------      ----------    ----------    ----------    ----------    ----------

    Income From Investment Operations:
    Net investment income                           0.01            0.04            --          0.01          0.01          0.02
    Net gain (loss) on securities (both
       realized and unrealized)                     1.77           (1.61)        (0.65)        (0.14)         1.56          1.74
                                              ----------      ----------    ----------    ----------    ----------    ----------
         Total from investment operations           1.78           (1.57)        (0.65)        (0.13)         1.57          1.76
                                              ----------      ----------    ----------    ----------    ----------    ----------

    Distributions:
    Net realized capital gain                         --              --         (0.03)        (0.04)           --            --
    Net investment income                             --           (0.01)        (0.01)           --         (0.02)        (0.02)
                                              ----------      ----------    ----------    ----------    ----------    ----------
         Total distributions                          --           (0.01)        (0.04)        (0.04)        (0.02)        (0.02)
                                              ----------      ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF PERIOD                $    12.63      $    10.85    $    12.43    $    13.12    $    13.29    $    11.74
                                              ==========      ==========    ==========    ==========    ==========    ==========

TOTAL RETURN                                      16.41%         (12.62)%       (4.99)%       (0.96)%       13.37%        17.57%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000s)       $   93,596      $   73,779    $   39,360    $   29,563    $   22,120    $   15,680
    Ratio of expenses to average net assets        1.23% 1         1.22%         1.27%         1.21%         1.20%         1.20% 1
    Ratio of net investment income to
      average net assets                           0.25% 1         0.42%         0.00%         0.10%         0.10%         0.17% 1
    Portfolio turnover rate                          17%             22%           44%           49%           58%           14%

* The Henssler Equity Fund commenced operations on June 10, 1998.
1 Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 2003 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
     The Henssler Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (the "Fund"). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Company has an authorized capital of 100,000,000 shares, classified as shares of common stock with a par value of $.0001 per share. The Fund's investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

     The costs incurred in connection with the organization, initial registration and public offering of shares have been paid by Henssler Asset Management, LLC (the "Adviser"). Accordingly, no organization costs have been recorded by the Fund.

     The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation--Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not rated on the valuation date are valued at the most recent bid prices. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment manager under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value.

b) Repurchase agreements--In connection with transactions in repurchase agreements, it is the Funds policy that its custodian take possession of the underlying collateral securities, the fair market value which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Federal Income Taxes--No provision for federal income taxes has been made since the Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes.

d) Distributions to Shareholders--Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and

THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 2003 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES- (CONTINUED)
Capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

e) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other--Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

2.   CAPITAL SHARE TRANSACTIONS
     Transactions in shares of the Fund were as follows:

                                              SIX MONTH
                                            PERIOD ENDED       YEAR ENDED
                                          OCTOBER 31, 2003   APRIL 30, 2003
                                          ----------------   --------------
     Sold .............................        1,166,291         5,011,580
     Reinvested .......................               --             5,111
     Redeemed .........................         (558,413)       (1,381,453)
                                            ------------      ------------
     Net Increase .....................          607,878         3,635,238
                                            ============      ============

3.   INVESTMENT TRANSACTIONS
     The cost of purchases and the proceeds from sales of investments, excluding short-term investments, by the Fund for the six month period ended October 31, 2003, were as follows:

          Purchases:                                      $ 20,149,634
          Sales:                                            13,702,436

4.   ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS
     The Fund has entered into a Management Agreement with Henssler Asset Management, LLC (the "Adviser") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to the Fund's daily net assets. For the six month period ended October 31, 2003, the Adviser earned advisory fees of $208,412.

THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 2003 (UNAUDITED)

4.   ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS
     (CONTINUED)
     The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Adviser to provide or arrange for day-to-day operational services to the Fund. Under the Servicing Agreement, the Adviser provides all of the Fund's day-to-day operational services, excluding costs of brokerage, interest, taxes, litigation, independent directors' fees and expenses, independent directors' legal fees, and extraordinary expenses. For the six month period ended October 31, 2003, the Fund incurred independent directors' fees of $12,236. Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% as applied to the Fund's daily net assets. For the six month period ended October 31, 2003, the Adviser earned fees of $291,776.

     The Fund and the Adviser have entered into an Investment Company Services Agreement (the "ICSA") with CITCO-Quaker Fund Services, Inc. to provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, registrar, and record keeping services.

     The Fund and the Adviser have entered into a Distribution Agreement with CITCO-Quaker Fund Services, Inc. to provide distribution services to the Fund. CITCO-Quaker Fund Services, Inc. serves as underwriter/distributor of the Fund.

     Certain directors and officers of the Fund are directors and officers of the Adviser.

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2003, Charles Schwab & Co. owned of record in aggregate more than 40% of the Henssler Equity Fund. The shares are held under an omnibus account (where by the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

5.   REVOLVING LINE OF CREDIT
     Revolving Credit Agreement--The Fund has a $5,000,000 Revolving Credit Agreement with Fifth Third Bank; Borrowings under this arrangement bear interest at the Overnight Funds Rate in effect on the day the loan is made. The Overnight Funds Rate means the rate of interest on overnight facilities, which the Bank is offering to other borrowers and potential borrowers of comparable financial condition to borrower on the business day a loan is made pursuant to this agreement. As of October 31, 2003, there were no outstanding balances.

6.   DISTRIBUTION TO SHAREHOLDERS
Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

THE HENSSLER EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 2003 (UNAUDITED)

6.   DISTRIBUTION TO SHAREHOLDERS (CONT'D)
The tax character of distributions paid during the fiscal years 2003 and 2002 was as follows:

     DISTRIBUTIONS PAID FROM:                          2003            2002
                                               ------------    ------------
          ORDINARY INCOME                      $     54,361    $     24,228
          LONG-TERM CAPITAL GAIN                         --          72,599
                                               ------------    ------------
                                               $     54,361    $     96,827
                                               ============    ============

AS OF APRIL 30, 2003, THE COMPONENTS OF DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:

                                                            VALUE
                                                         ------------
          UNDISTRIBUTED ORDINARY INCOME                  $    171,031
          UNREALIZED APPRECIATION**                         1,139,165
          CAPITAL LOSS CARRYFORWARD                        (2,725,073)
          POST-OCTOBER CAPITAL LOSS*                       (1,334,197)
                                                         ------------
                                                         $ (2,749,074)
                                                         ============

* Under current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year.

** The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At April 30, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,725,073, of which $614,205 expires in 2010 and $2,110,868 expires in 2011. Capital loss carryforwards are available to offset future realized gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

7.   RECLASSIFICATIONS
Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended April 30, 2003, the reclassification of permanent differences in book and tax accounting have resulted in an increase to additional capital paid-in and an increase to accumulated net realized loss of $2,001.

8.   CHANGE OF FUND AUDITOR
On June 21, 2002, the Board of Directors of the Fund approved changing the Fund's independent auditors from McCurdy & Associates CPA's, Inc. to Tait, Weller & Baker for the fiscal year ending April 30, 2003.

INDEPENDENT DIRECTORS (UNAUDITED)

                                                                      NUMBER OF
                                                                      PORTFOLIOS IN FUND
                                                       LENGTH OF      COMPLEX OVERSEEN         OTHER
NAME, AGE AND ADDRESS              POSITION            TIME SERVED    BY DIRECTOR              DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
Kenneth M. Davies (63)             Director            Since 1998     One                      Etruscan Foundation,
Penobscot Building, Suite 3270                                                                 Cathedral Services Corp.
Detroit, MI 48226

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney, Principal, Kenneth M. Davies, P.C.
------------------------------------------------------------------------------------------------------------------------
Ladd Kochman (58)                  Director            Since 2002     One                      None
1000 Chastain Road
Kennesaw, GA 30144-5591

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Professor of Finance, Kennesaw State University
------------------------------------------------------------------------------------------------------------------------
Robert E. Nickels (60)             Director            Since 1998     One                      None
2 Delegal's Retreat
Savanna, GA 31411

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Retired
------------------------------------------------------------------------------------------------------------------------

ADDITIONAL DIRECTORS AND OFFICERS (UNAUDITED)

                                                                      NUMBER OF
                                                                      PORTFOLIOS IN FUND
                                                       LENGTH OF      COMPLEX OVERSEEN         OTHER
NAME, AGE AND ADDRESS              POSITION            TIME SERVED    BY DIRECTOR              DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------
Gene W. Henssler, Ph.D. (63)       Director,           Since 1998     One                      None
1281 Kennestone Circle             President
Suite 100                          Co-Portfolio
Marietta, GA 30066                 Manager

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, G.W. Henssler & Associates, Ltd.
Co-Portfolio Manager, Henssler Equity Fund
------------------------------------------------------------------------------------------------------------------------
Patricia T. Henssler, C.P.A. (48)  Director,           Since 1998     One                      None
1281 Kennestone Circle             Executive V.P.,
Suite 100                          Treasurer
Marietta, GA 30066

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Treasurer,  G.W.  Henssler &  Associates,  Ltd.;  Certified  Public  Accountant, Henssler, Still & Associates, LLC
------------------------------------------------------------------------------------------------------------------------
William G. Lako, Jr. (33)          Vice President      Since 1998     One                      Cherokee National Trust
1281 Kennestone Circle
Suite 100
Marietta, GA 30066

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Principal, G.W. Henssler & Associates, Ltd.
------------------------------------------------------------------------------------------------------------------------
Scott L. Keller, CFA (37)          Vice President      Since 1998     One                      Cherokee National Trust
1281 Kennestone Circle
Suite 100
Marietta, GA 30066

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Principal, G.W. Henssler & Associates, Ltd.
------------------------------------------------------------------------------------------------------------------------
Theodore L. Parrish (31)           Vice President      Since 1998     One                      None
1281 Kennestone Circle             Co-Portfolio
Suite 100                          Manager
Marietta, GA 30066

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Principal, G.W. Henssler & Associates, Ltd.
Co-Portfolio Manager, Henssler Equity Fund
------------------------------------------------------------------------------------------------------------------------

ITEM 2.   CODE OF ETHICS.

Not applicable at this time.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

Not applicable.

ITEM 10.  EXHIBITS

(a)  Not applicable at this time.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES
                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Henssler Funds, Inc.   /s/ Gene W. Henssler
                                        -------------------------------
By (Signature and Title)*               PRESIDENT AND CHIEF FINANCIAL OFFICER

Date      09/08/2003
      -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Gene W. Henssler, Ph.D.   PRESIDENT
                           -----------------------------------------------------

Date      01/07/2003
      -------------------


By (Signature and Title)*  /s/ Patricia T. Henssler      CHIEF FINANCIAL OFFICER
                           -----------------------------------------------------

Date      01/07/2003
      -------------------

* Print the name and title of each signing officer under his or her signature.